Acquisitions (Details) (USD $) In Millions, unless otherwise specified	Mar. 04, 2013 Arlington Gateway [Member] sqft	Mar. 22, 2013 Wayside, 5 and 15 [Member] sqft
Business Acquisition [Line Items]
Rentable Square Feet	333,948	271,434
Percentage Leased as of Acquisition	99.00%	95.00%
Purchase Price	$ 175.6	$ 69.3